                                       First MetLife Investors Insurance Company
                                                                 200 Park Avenue
                                                              New York, NY 10166

November 2, 2005

VIA EDGAR
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

    Re:  First MetLife Investors Insurance Company and
         First MetLife Investors Variable Annuity Account One
         File No. 333-96785 (Class L - 4 Year and Class L)
         Rule 497(j) Certification
         -----------------------------------------

Commissioners:

     On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectus Supplements dated November 1, 2005 to the Prospectuses dated May 1, 2005 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the three Prospectus Supplements to the Prospectuses contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on October 24, 2005.

     If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company